Income taxes - Reconciliation of income taxes expense (Details) - BRL (R$)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income taxes	R$ (390,937,000)	R$ 140,424,000	R$ 46,207,000
Statutory rate	34.00%	34.00%	34.00%
Income taxes at statutory rate	R$ 132,919,000	R$ (47,744,000)	R$ (15,710,000)
Unrecognized deferred tax asset	(193,898,000)	(7,055,000)	(11,755,000)
Difference from income taxes calculation based on taxable profit computed as a percentage of gross revenue	10,822,000	7,080,000	5,375,000
Deferred income taxes over goodwill tax recoverable	(3,897,000)	0	0
Tax benefit (iii)	244,718,000	15,066,000	0
Other	(18,407,000)	(9,000)	(2,586,000)
Income tax expense	R$ 172,256,000	R$ (32,662,000)	R$ (24,676,000)
Income tax and social contribution effective rate	(44.00%)	23.00%	52.00%
Current	R$ 37,499,000	R$ (111,409,000)	R$ (61,676,000)
Deferred	134,757,000	78,747,000	37,000,000
Unrecognized credits on tax losses	R$ 187,310	R$ 7,055	R$ 11,755